MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2024-RPL1 ABS 15G

Exhibit 99.4 - Schedule 2

Rating Agency Exceptions Report: 10/21/2024
Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXXX	6485417	CA	Purchase	Non-Owner Occupied	Single Family Detached	0	1.0157	731	28.08%	XXXXXXXX	252208	Credit	Asset Verification	According to the guidelines, funds held in a 1031 exchange must be Documented by accommodator instructions, fully executed exchange agreement at closing and a settlement statement. In this case the file is missing accommodator instructions and exchange agreement	12/27/2022: Document provided to clear condition.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXX	6503365	NY	Refi - Cash Out	Non-Owner Occupied	Three-Unit Property	0	1.6515	686	70.00%	XXXXXXXX	149205	Credit	Rental Income	According to the underwriting guidelines, on loans with LTV’s XXXX% and below, leases and a 3rd party reference source report is required to determine the market rent. In this case, the lease agreement was not located in the loan file and therefore does not meet the guideline requirement.	Client waived exception with compensating factors DSCR calculated using the market rent.	Years In Residence - The borrower has resided in their primary residence for XXXX years	Client Accepted	C	C	C	C	B	B	B	B	2
XXXXXXXX	6503365	NY	Refi - Cash Out	Non-Owner Occupied	Three-Unit Property	0	1.6515	686	70.00%	XXXXXXXX	151901	Credit	Loan Purpose	According to the underwriting guidelines, all cash out transactions must be documented as to the use of the proceeds. In this case, the documentation is missing from the loan file.	2/14/2020: Client waived exception with compensating factors	Years In Residence - The borrower has resided in their primary residence for XXXX years	Client Accepted	C	C	C	C	B	B	B	B	2
XXXXXXXX	6503384	CA	Purchase	Owner Occupied	Single Family Detached	17.35		639	65.00%	XXXXXXXX	149929	Credit	Gift Letter	According to the underwriting guidelines when the Borrower is given a gift of equity the donor must execute a gift letter stating the donors name, address relationship to the Borrower, amount of gift and that no repayment is required. The closing disclosure reflects that the Borrower received a gift of equity in the amount of $XXXX however, the file does not contain a gift for the correct amount. The gift of equity letter in the file is for $XXXX.	2/20/2020: Client waived exception with compensating factors	Reserves - The Borrower has XXXX months reserves, DTI - The DTI is low at 18%	Client Accepted	C	C	C	C	B	B	B	B	2
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